NON-CURRENT ASSETS HELD FOR SALE - Foreclosed Assets, Leasing Agreements, Other (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 240,412	$ 206,193
Foreclosed assets
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	155,286	184,614
Foreclosed assets | Movable Property
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	3,544	4,079
Foreclosed assets | Residential Real Estates
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	46,367	34,162
Foreclosed assets | Other real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	105,308	146,373
Foreclosed assets | Other property, plant and equipment
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	67
Assets Received From Leasing Agreements [Member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	23,071	10,869
Assets Received From Leasing Agreements [Member] | Machinery
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	6,406	3,777
Assets Received From Leasing Agreements [Member] | Vehicles
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,809	104
Assets Received From Leasing Agreements [Member] | Real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	14,856	6,988
Other Non-Current Assets Held For Sale [Member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	62,055	10,710
Other Non-Current Assets Held For Sale [Member] | Land
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	18,458	1,225
Other Non-Current Assets Held For Sale [Member] | Real estate
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	39,998	9,037
Other Non-Current Assets Held For Sale [Member] | Other property, plant and equipment
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	3,599	448
Non-current assets held for sale [member]
Disclosure of non-current assets held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 240,412	$ 206,193	$ 186,714	$ 101,382